PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Disclosure of Judicial Settlement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions recognized
Opening balance	R$ 1,105,534
Additions	4,008,082
Monetary adjustments	69,537
Reversals	(9,506)
Payments (cash effect)	(4,100,195)
Closing balance	1,073,452	R$ 1,105,534
Compulsory loans
Provisions recognized
Opening balance	1,105,534	896,745
Additions	1,942,616	2,264,972
Monetary adjustments	66,617	41,646
Reversals	(9,506)	(328)
Payments (cash effect)	(2,049,450)	(2,097,501)
Closing balance	1,055,811	1,105,534
Civil
Provisions recognized
Opening balance	0
Additions	1,309,957
Monetary adjustments	1,490
Reversals	0
Payments (cash effect)	(1,308,806)
Closing balance	2,641	0
Land
Provisions recognized
Opening balance	0
Additions	570,372
Monetary adjustments	0
Reversals	0
Payments (cash effect)	(569,222)
Closing balance	1,150	0
Environmental
Provisions recognized
Opening balance	0
Additions	145,894
Monetary adjustments	1,430
Reversals	0
Payments (cash effect)	(147,324)
Closing balance	0	0
Labor
Provisions recognized
Opening balance	0
Additions	39,243
Monetary adjustments	0
Reversals	0
Payments (cash effect)	(25,393)
Closing balance	13,850	0
Compulsory Loan – Judicial Settlements (AXIA Energia)
Provisions recognized
Opening balance	3,591,238
Closing balance	R$ 2,614,461	R$ 3,591,238